FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Amount
Total	$ 15,000
Federal Home Loan Bank Advances [Member]
Amount
2020
2021	65,000
2022	30,000
2023	5,000
2024
2025 and thereafter
Total	$ 100,000
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Weighted-Average Interest Rate
2020
2021	2.63%
2022	2.72%
2023	3.09%
2024
2025 and thereafter
Interest rate	2.67%